OTHER ASSETS (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
OTHER ASSETS
Deferred financing costs associated with the revolving credit facility	$ 1,172	$ 211
Long-term receivables	448	455
Long-term proceeds receivable associated with a property disposal	11,805
Other assets	$ 13,425	$ 666